Disposal of subsidiary (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration		$ 0	$ 0	$ 14,769
Emza Visual Sense Ltd
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of disposal in subsidiary	100.00%
Consideration	$ 15,092
Gain on disposal		$ 10,694